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                               COMMAND Money Fund
                             COMMAND Tax-Free Fund
                            COMMAND Government Fund
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                       Supplement dated November 20, 2001
                    to the Prospectus dated August 23, 2001

   This Supplement modifies the following sections of the Prospectus:
'Risk/Return Summary: COMMAND Money Fund: Fees and Expenses, COMMAND Tax-Free
Fund: Fees and Expenses, COMMAND Government Fund: Fees and Expenses.'

   Effective January 1, 2002, the COMMAND Account annual program fee is $125 for participants in the COMMAND Program offered by Prudential Securities Incorporated.

CFSUP1